Subsequent Event and Contingency	3 Months Ended
Jun. 30, 2016
Subsequent Events [Abstract]
Subsequent Event and Contingincy

6.	SUBSEQUENT EVENT AND CONTINGENCY

On July 14, 2016, the Company filed a registration statement on Form S-1 with the U.S. Securities and Exchange Commission to register shares of the Company’s common stock currently outstanding. Pursuant to a consulting agreement with Green Pro VC Limited (“Green Pro”), a company owned by the Company’s major shareholder, the Company will pay Green Pro $45,000 upon the filing of the S-1. In addition, the Company will pay Green Pro $60,000 upon effectiveness of the Form S-1.

In September 2016, the Company issued $4,000 of convertible promissory notes to three individuals. Such notes can be converted at a price of $0.20 per share, bear interest of 1% and will mature on December 31, 2017.